Postretirement benefit plans	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Postretirement benefit plans
Postretirement benefit plans
Plan descriptions
We have various employee retirement plans including defined benefit, defined contribution and retiree health care benefit plans. For qualifying employees, we offer deferred compensation arrangements. As a part of the National acquisition, we assumed the assets and liabilities of its defined benefit plans, primarily those associated with the United Kingdom and Germany.

U.S. retirement plans:
Principal retirement plans in the U.S. are qualified and non-qualified defined benefit pension plans (all of which were closed to new participants after November 1997), a defined contribution plan and an enhanced defined contribution plan. The defined benefit pension plans include employees still accruing benefits as well as employees and participants who no longer accrue service-related benefits, but instead, may participate in the enhanced defined contribution plan.

Both defined contribution plans offer an employer-matching savings option that allows employees to make pre-tax contributions to various investment choices, including a TI common stock fund. Employees who elected to continue accruing a benefit in the qualified defined benefit pension plans may also participate in the defined contribution plan, where employer-matching contributions are provided for up to 2 percent of the employee’s annual eligible earnings. Employees who elected not to continue accruing a benefit in the defined benefit pension plans, and employees hired after November 1997 and through December 31, 2003, may participate in the enhanced defined contribution plan. This plan provides for a fixed employer contribution of 2 percent of the employee’s annual eligible earnings, plus an employer-matching contribution of up to 4 percent of the employee’s annual eligible earnings. Employees hired after December 31, 2003, do not receive the fixed employer contribution of 2 percent of the employee’s annual eligible earnings.

At December 31, 2011 and 2010, as a result of employees’ elections, TI’s U.S. defined contribution plans held shares of TI common stock totaling 22 million shares and 24 million shares valued at $639 million and $792 million, respectively. Dividends paid on these shares for 2011 and 2010 were $13 million for each year.

Our aggregate expense for the U.S. defined contribution plans was $55 million in 2011, $50 million in 2010 and $51 million in 2009.

Benefits under the qualified defined benefit pension plan are determined using a formula based upon years of service and the highest five consecutive years of compensation. We intend to contribute amounts to this plan to meet the minimum funding requirements of applicable local laws and regulations, plus such additional amounts as we deem appropriate. The non-qualified defined benefit plans are unfunded and closed to new participants.

U.S. retiree health care benefit plan:
U.S. employees who meet eligibility requirements are offered medical coverage during retirement. We make a contribution toward the cost of those retiree medical benefits for certain retirees and their dependents. The contribution rates are based upon various factors, the most important of which are an employee’s date of hire, date of retirement, years of service and eligibility for Medicare benefits. The balance of the cost is borne by the plan’s participants. Employees hired after January 1, 2001, are responsible for the full cost of their medical benefits during retirement.

Non-U.S. retirement plans:
We provide retirement coverage for non-U.S. employees, as required by local laws or to the extent we deem appropriate, through a number of defined benefit and defined contribution plans. Retirement benefits are generally based on an employee’s years of service and compensation. Funding requirements are determined on an individual country and plan basis and are subject to local country practices and market circumstances.

As of December 31, 2011 and 2010, as a result of employees’ elections, TI’s non-U.S. defined contribution plans held TI common stock valued at $12 million and $14 million, respectively. Dividends paid on these shares of TI common stock for 2011 and 2010 were not material.

Effect on the statements of income and balance sheets
Expense related to defined benefit and retiree health care benefit plans was as follows:

	U.S. Defined Benefit			U.S. Retiree Health Care			Non-U.S. Defined Benefit
	2011	2010	2009	2011	2010	2009	2011	2010	2009
Service cost	$22	$20	$20	$4	$4	$4	$41	$37	$40
Interest cost	46	45	49	25	26	26	69	62	62
Expected return on plan assets	(45)	(49)	(49)	(21)	(23)	(28)	(83)	(73)	(69)
Amortization of prior service cost (credit)	1	1	1	2	2	2	(4)	(3)	(3)
Recognized net actuarial loss	23	22	18	13	12	8	40	30	34
Net periodic benefit cost	47	39	39	23	21	12	63	53	64

Settlement charges (a)	—	37	13	—	—	—	—	—	15
Curtailment charges (credits)	—	—	—	5	—	2	2	—	(9)
Special termination benefit charges	4	—	6	—	—	—	—	—	3
Total, including charges	$51	$76	$58	$28	$21	$14	$65	$53	$73
(a) Includes restructuring and non-restructuring related settlement charges.

Expenses associated with National’s plans for the period from the acquisition date to December 31, 2011, were $2 million for non-U.S. defined benefit plans. National had no defined benefit plans in the U.S.

For the U.S. qualified pension and retiree health care plans, the expected return on the plan assets component of net periodic benefit cost is based upon a market-related value of assets. In accordance with U.S. GAAP, the market-related value of assets generally utilizes a smoothing technique whereby certain gains and losses are phased in over a period of three years.

Changes in the benefit obligations and plan assets for the defined benefit and retiree health care benefit plans were as follows:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit
	2011	2010	2011	2010	2011	2010
Change in plan benefit obligation:
Benefit obligation at beginning of year	$880	$860	$473	$472	$2,217	$1,945
Service cost	22	20	4	4	41	37
Interest cost	46	45	25	26	69	62
Participant contributions	—	—	18	17	1	3
Benefits paid	(52)	(6)	(43)	(45)	(72)	(70)
Medicare subsidy	—	—	4	3	—	—
Actuarial (gain) loss	61	92	19	(4)	91	132
Settlements	—	(131)	—	—	(1)	—
Curtailments	(2)	—	4	—	(3)	—
Assumed with National acquisition	—	—	—	—	301	—
Special termination benefits	4	—	—	—	—	—
Plan amendments	—	—	17	—	—	(1)
Effects of exchange rate changes	—	—	—	—	104	109
Benefit obligation at end of year (BO)	$959	$880	$521	$473	$2,748	$2,217

Change in plan assets:
Fair value of plan assets at beginning of year	$833	$859	$404	$374	$1,835	$1,672
Actual return on plan assets	106	76	6	25	53	95
Employer contributions (funding of qualified plans)	25	30	46	33	72	53
Employer contributions (payments for non-qualified plans)	2	5	—	—	—	—
Participant contributions	—	—	18	17	1	3
Assumed with National acquisition	—	—	—	—	235	—
Benefits paid	(52)	(6)	(43)	(45)	(72)	(70)
Settlements	—	(131)	—	—	(1)	—
Effects of exchange rate changes	—	—	—	—	88	82
Fair value of plan assets at end of year (FVPA)	$914	$833	$431	$404	$2,211	$1,835
Funded status (FVPA – BO) at end of year	$(45)	$(47)	$(90)	$(69)	$(537)	$(382)

Amounts recognized on the balance sheet as of December 31, 2011, were as follows:

	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit	Total
Overfunded retirement plans	$11	$—	$29	$40
Accrued expenses and other liabilities	(2)	—	(9)	(11)
Underfunded retirement plans	(54)	(90)	(557)	(701)
Funded status (FVPA – BO) at end of year	$(45)	$(90)	$(537)	$(672)

Amounts recognized on the balance sheet as of December 31, 2010, were as follows:

	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit	Total
Overfunded retirement plans	$1	$—	$30	$31
Accrued expenses and other liabilities	(3)	—	(7)	(10)
Underfunded retirement plans	(45)	(69)	(405)	(519)
Funded status (FVPA – BO) at end of year	$(47)	$(69)	$(382)	$(498)

Accumulated benefit obligations, which represent the benefit obligations excluding the impact of future salary increases, were $875 million and $813 million at year-end 2011 and 2010, respectively, for the U.S. defined benefit plans, and $2.54 billion and $2.02 billion at year-end 2011 and 2010, respectively, for the non-U.S. defined benefit plans.

The amounts recorded in AOCI for the years ended December 31, 2011 and 2010, are detailed below by plan type:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit		Total
	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost
AOCI balance, December 31, 2010 (net of tax)	$157	$1	$126	$6	$421	$(23)	$704	$(16)
Changes in AOCI by category in 2011
Annual adjustments	(3)	—	34	17	158	(3)	189	14
Reclassification of recognized transactions	(23)	(1)	(12)	(4)	(40)	3	(75)	(2)
Less tax expense (benefit)	9	—	(8)	(5)	(39)	—	(38)	(5)
Total change to AOCI in 2011	(17)	(1)	14	8	79	—	76	7
AOCI balance, December 31, 2011 (net of tax)	$140	$—	$140	$14	$500	$(23)	$780	$(9)

The estimated amounts of net actuarial loss and unrecognized prior service cost (credit) included in AOCI as of December 31, 2011, that are expected to be amortized into net periodic benefit cost over the next fiscal year are: $16 million and $1 million for the U.S. defined benefit plans; $13 million and $4 million for the U.S. retiree health care plan; and $48 million and ($4) million for the non-U.S. defined benefit plans.

Information on plan assets
We report and measure the plan assets of our defined benefit pension and other postretirement plans at fair value. The tables below set forth the fair value of our plan assets as of December 31, 2011 and 2010, using the same three-level hierarchy of fair-value inputs described in Note 9.

	Fair Value at December 31, 2011	Level 1	Level 2	Level 3
Assets of U.S. defined benefit plan
Money market funds	$23	$—	$23	$—
U.S. Government agency and Treasury securities	266	244	22	—
U.S. bond funds	309	—	309	—
U.S. equity funds and option collars	229	—	229	—
International equity funds	52	—	52	—
Limited partnerships	35	—	—	35
Total	$914	$244	$635	$35

Assets of U.S. retiree health care plan
Money market funds	$50	$—	$50	$—
U.S. bond funds	175	175	—	—
U.S. equity funds and option collars	159	40	119	—
International equity funds	47	—	47	—
Total	$431	$215	$216	$—

Assets of non-U.S. defined benefit plans
Money market funds	$50	$41	$9	$—
Local market bond funds	1,129	209	920	—
International/global bond funds	335	3	332	—
Local market equity funds	133	13	120	—
International/global equity funds	521	136	385	—
Other investments	43	—	25	18
Total	$2,211	$402	$1,791	$18

	Fair Value at December 31, 2010	Level 1	Level 2	Level 3
Assets of U.S. defined benefit plan
Money market funds	$43	$—	$43	$—
U.S. Government agency and Treasury securities	220	196	24	—
U.S. bond funds	281	—	281	—
U.S. equity funds and option collars	195	—	195	—
International equity funds	60	—	60	—
Limited partnerships	34	—	—	34
Total	$833	$196	$603	$34

Assets of U.S. retiree health care plan
Money market funds	$41	$—	$41	$—
U.S. bond funds	165	165	—	—
U.S. equity funds and option collars	144	41	103	—
International equity funds	54	—	54	—
Total	$404	$206	$198	$—

Assets of non-U.S. defined benefit plans
Money market funds	$19	$—	$19	$—
Local market bond funds	669	—	669	—
International/global bond funds	211	—	211	—
Local market equity funds	300	42	258	—
International/global equity funds	555	—	555	—
Other investments	81	—	30	51
Total	$1,835	$42	$1,742	$51

The investments in our major benefit plans largely consist of low-cost, broad-market index funds to mitigate risks of concentration within market sectors. In recent years, our investment policy has shifted toward a closer matching of the interest rate sensitivity of the plan assets and liabilities. The appropriate mix of equity and bond investments is determined primarily through the use of detailed asset-liability modeling studies that look to balance the impact of changes in the discount rate against the need to provide asset growth to cover future service cost. Most of our plans around the world have added a greater proportion of fixed income securities with return characteristics that are more closely aligned with changes in the liabilities caused by discount rate volatility. For the U.S. plans, we utilize an option collar strategy to reduce the volatility of returns on investments in U.S. equity funds.

The only Level 3 assets in our worldwide benefit plans are certain private equity limited partnerships in our U.S. pension plan and diversified hedge and property funds in a non-U.S. pension plan. These investments are valued using inputs from the fund managers and internal models.

The following table summarizes the change in the fair values for Level 3 plan assets for the years ending December 31, 2011 and 2010:

	Level 3 Plan Assets
	U.S. Defined Benefit	Non-U.S. Defined Benefit
Balance, December 31, 2009	$34	$49
Redemptions	—	(4)
Unrealized gain	—	6
Balance, December 31, 2010	34	51
Redemptions	—	(51)
Unrealized gain	1	—
Assumed with National acquisition	—	18
Balance, December 31, 2011	$35	$18

Assumptions and investment policies

	Defined Benefit		U.S. Retiree Health Care
	2011	2010	2011	2010
Weighted average assumptions used to determine benefit obligations:
U.S. discount rate	4.92%	5.58%	4.89%	5.48%
Non-U.S. discount rate	2.89%	2.79%

U.S. average long-term pay progression	3.50%	3.40%
Non-U.S. average long-term pay progression	3.18%	3.24%

Weighted average assumptions used to determine net periodic benefit cost:
U.S. discount rate	5.58%	5.61%	5.48%	5.54%
Non-U.S. discount rate	2.79%	3.23%

U.S. long-term rate of return on plan assets	6.25%	6.50%	5.50%	6.00%
Non-U.S. long-term rate of return on plan assets	4.17%	4.23%

U.S. average long-term pay progression	3.40%	3.00%
Non-U.S. average long-term pay progression	3.24%	3.06%

We utilize a variety of methods to select an appropriate discount rate depending on the depth of the corporate bond market in the country in which the benefit plan operates. In the U.S., we use a settlement approach whereby a portfolio of bonds is selected from the universe of actively traded high-quality U.S. corporate bonds. The selected portfolio is designed to provide cash flows sufficient to pay the plan’s expected benefit payments when due. The resulting discount rate reflects the rate of return of the selected portfolio of bonds. For our non-U.S. locations with a sufficient number of actively traded high-quality bonds, an analysis is performed in which the projected cash flows from the defined benefit plans are discounted against a yield curve constructed with an appropriate universe of high-quality corporate bonds available in each country. In this manner, a present value is developed. The discount rate selected is the single equivalent rate that produces the same present value. Both the settlement approach and the yield curve approach produce a discount rate that recognizes each plan’s distinct liability characteristics. For countries that lack a sufficient corporate bond market, a government bond index adjusted for an appropriate risk premium is used to establish the discount rate.

Assumptions for the expected long-term rate of return on plan assets are based on future expectations for returns for each asset class and the effect of periodic target asset allocation rebalancing. We adjust the results for the payment of reasonable expenses of the plan from plan assets. We believe our assumptions are appropriate based on the investment mix and long-term nature of the plans’ investments.

Assumptions used for the non-U.S. defined benefit plans reflect the different economic environments within the various countries.

The table below shows target allocation ranges for the plans that hold a substantial majority of the defined benefit assets.

Asset category	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit
Equity securities	35%	50%	25% - 60%
Fixed income securities and cash equivalents	65%	50%	40% - 75%

We intend to rebalance the plans’ investments when they are not within the target allocation ranges. Additional contributions are invested consistent with the target ranges and may be used to rebalance the portfolio. The investment allocations and individual investments are chosen with regard to the duration of the obligations of each plan. Most of the assets in the retiree health care benefit plan are invested in a series of Voluntary Employee Benefit Association (VEBA) trusts.

Weighted average asset allocations at December 31, are as follows:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit
Asset category	2011	2010	2011	2010	2011	2010
Equity securities	35%	35%	48%	49%	32%	49%
Fixed income securities	63%	60%	41%	41%	66%	50%
Cash equivalents	2%	5%	11%	10%	2%	1%

None of the plan assets related to the defined benefit pension plans and retiree health care benefit plan are directly invested in TI common stock. As of December 31, 2011, we do not expect to return any of the plans’ assets to TI in the next 12 months.

Contributions to the plans meet or exceed all minimum funding requirements. We expect to contribute about $120 million to our retirement benefit plans in 2012.

The following table shows the benefits we expect to pay to participants from the plans in the next ten years. Almost all of the payments will be made from plan assets and not from company assets.

	U.S. Defined Benefit	U.S. Retiree Health Care	Medicare Subsidy	Non-U.S. Defined Benefit
2012	$160	$35	$(4)	$77
2013	92	37	(4)	80
2014	91	39	(4)	82
2015	94	41	(2)	89
2016	95	43	(2)	92
2017–2021	451	213	(10)	525

Assumed health care cost trend rates for the U.S. retiree health care plan at December 31 are as follows:

	2011	2010
Assumed health care cost trend rate for next year	9.0%	9.0%
Ultimate trend rate	5.0%	5.0%
Year in which ultimate trend rate is reached	2017	2016

Increasing or decreasing health care cost trend rates by one percentage point would have increased or decreased the accumulated postretirement benefit obligation for the U.S. retiree health care plan at December 31, 2011, by $28 million or $24 million and increased or decreased the service cost and interest cost components of 2011 plan expense by $1 million.

Deferred compensation arrangements
We have a deferred compensation plan, which allows U.S. employees whose base salary and management responsibility exceed a certain level to defer receipt of a portion of their cash compensation. Payments under this plan are made based on the participant’s distribution election and plan balance. Participants can earn a return on their deferred compensation based on notional investments in the same investment funds that are offered in our defined contribution plans.

As of December 31, 2011, our liability to participants of the deferred compensation plan was $150 million and is recorded in Deferred credits and other liabilities on our Consolidated balance sheets. This amount reflects the accumulated participant deferrals and earnings thereon as of that date. No assets are held in trust for the deferred compensation plan and so we remain liable to the participants. To serve as an economic hedge against changes in fair values of this liability, we invest in similar mutual funds that are recorded in Long-term investments. We record changes in the fair value of the liability and the related investment in SG&A (see Note 9).

In connection with the National acquisition, we assumed its deferred compensation plan. As of December 31, 2011, this consisted of $41 million of obligations and matching assets held in a Rabbi trust. No further contributions will be made into this plan.